Schedule of investments
Delaware International Value Equity Fund	August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.71%Δ
Denmark − 6.55%
Novo Nordisk Class B	290,150	$19,218,050
		19,218,050
France − 21.89%
Air Liquide	120,660	20,021,755
Danone	240,750	15,830,176
Orange	780,000	8,684,485
Publicis Groupe †	327,600	11,481,951
Sodexo	114,800	8,214,315
		64,232,682
Germany − 9.46%
adidas AG †	34,000	10,330,115
Fresenius Medical Care AG & Co.	205,750	17,447,487
		27,777,602
Ireland − 1.56%
Kerry Group Class A	34,900	4,581,271
		4,581,271
Japan − 20.58%
Asahi Group Holdings	210,300	7,372,364
Kao	65,500	4,990,035
KDDI	417,800	12,141,702
Kirin Holdings	175,300	3,450,885
Lawson *	119,900	5,920,568
Makita	193,100	8,933,485
Secom	47,600	4,505,405
Seven & i Holdings *	403,500	13,078,558
		60,393,002
Netherlands − 7.49%
Koninklijke Ahold Delhaize	730,280	21,978,717
		21,978,717
Sweden − 5.30%
Hennes & Mauritz Class B	354,700	5,654,828
Securitas Class B †	696,200	9,908,000
		15,562,828
Switzerland − 15.82%
Nestle	160,660	19,294,485
Roche Holding	58,060	20,277,163
Swatch Group	32,450	6,856,519
		46,428,167
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Schedule of investments
Delaware International Value Equity Fund (Unaudited)
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom − 9.06%
Diageo	344,600	$11,559,862
G4S	5,070,000	9,772,953
Next	65,600	5,256,326
		26,589,141
Total Common Stock (cost $287,897,996)		286,761,460

Exchange-Traded Funds – 1.58%
iShares MSCI EAFE ETF	12,130	788,207
Vanguard FTSE Developed Markets ETF *	91,900	3,847,853
Total Exchange-Traded Funds (cost $4,416,456)		4,636,060

Short-Term Investments – 0.27%
Money Market Mutual Funds – 0.27%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	197,111	197,111
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	197,112	197,112
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	197,112	197,112
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	197,112	197,112
Total Short-Term Investments (cost $788,447)		788,447
Total Value of Securities Before Securities Lending Collateral−99.56% (cost $293,102,899)		292,185,967
	Principal amount°
Securities Lending Collateral – 2.34%
Repurchase Agreements − 2.34%
Bank of Montreal 0.07%, dated 8/31/20, to be repurchased on 9/1/20, repurchase price $473,446 (collateralized by US government obligations 1.25% 8/31/24; market value $482,915)	473,445	473,445
Bank of Nova Scotia 0.07%, dated 8/31/20, to be repurchased on 9/1/20, repurchase price $1,597,117 (collateralized by US government obligations 0.00%−2.875% 10/15/20−7/15/25; market value $1,629,061)	1,597,114	1,597,114
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(Unaudited)
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Repurchase Agreements (continued)
BofA Securities 0.07%, dated 8/31/20, to be repurchased on 9/1/20, repurchase price $1,597,117 (collateralized by US government obligations 1.75% 5/31/22; market value $1,629,060)	1,597,114	$1,597,114
Credit Agricole 0.07%, dated 8/31/20, to be repurchased on 9/1/20, repurchase price $1,597,117 (collateralized by US government obligations 2.375% 1/15/25; market value $1,629,061)	1,597,114	1,597,114
JP Morgan Securities 0.07%, dated 8/31/20, to be repurchased on 9/1/20, repurchase price $1,597,117 (collateralized by US government obligations 0.00% 9/8/20; market value $1,629,059)	1,597,114	1,597,114
Total Securities Lending Collateral (cost $6,861,901)		6,861,901
Total Value of Securities−101.90% (cost $299,964,800)		299,047,868■
Obligation to Return Securities Lending Collateral — (2.33)%	(6,861,429)
Receivables and Other Assets Net of Liabilities — 0.43%	1,276,025
Net Assets Applicable to 20,887,835 Shares Outstanding — 100.00%	$293,462,464
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
*	Fully or partially on loan.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
■	Includes $20,592,857 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $14,845,078.
The following foreign currency exchange contracts were outstanding at August 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	EUR	(181,780)	USD	217,112	9/1/20	$181	$—
BNYM	GBP	289,383	USD	(382,930)	9/1/20	3,905	—
BNYM	JPY	(12,162,060)	USD	114,805	9/1/20	—	(23)
Total Foreign Currency Exchange Contracts						$4,086	$(23)
NQ-034 [8/20] 10/20 (1353976)    3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
EUR – European Monetary Unit
FTSE – Financial Times Stock Exchange
GBP – British Pound Sterling
GS – Goldman Sachs
JPY – Japanese Yen
MSCI – Morgan Stanley Capital International
USD – US Dollar
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